Schedule of allowance for doubtful accounts (Details) - USD ($)	9 Months Ended
	May 31, 2022	May 31, 2021
Balance, August 31,	$ (1,084,305)	$ (874,438)
Provision, bad debt expense		(72,636)
Write-offs	61,669	3,540
Balance, May 31,	$ (1,022,636)	$ (943,534)